Acquisitions - Future Amortization Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Acquisitions
Intangible assets, net	$ 517	$ 1,100
Amortization expense	600	$ 700	$ 1,500
Future estimated amortization expenses
2018	517
2019 and thereafter	0
Total expected amortization expense	$ 517